Derivatives and Hedge Accounting - Notional Amounts of Derivatives with Related Parties and Third Parties (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross Derivative Assets
Notional Amount	$ 102,373	$ 109,145	$ 142,384
Fair Value	3,369	3,252	7,267
Gross Derivative Liabilities
Notional Amount	52,802	43,388	71,538
Fair Value	2,504	3,335	6,013
Total derivatives with related parties
Gross Derivative Assets
Notional Amount	48,001	60,633	96,862
Fair Value	3,074	3,177	7,182
Gross Derivative Liabilities
Notional Amount	47,768	42,109	68,623
Fair Value	2,268	3,154	5,778
Total derivatives with third parties
Gross Derivative Assets
Notional Amount	54,372	48,512	45,522
Fair Value	295	75	85
Gross Derivative Liabilities
Notional Amount	5,034	1,279	2,915
Fair Value	$ 236	$ 181	$ 235